SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS:

                                 -----------------

                       Cash Management Fund Institutional

The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's prospectus:

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares. This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                   None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(1)                                                    0.13%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       None
--------------------------------------------------------------------------------
Other Expenses(2)                                                     0.25
--------------------------------------------------------------------------------
Total Annual Operating Expenses(3)                                    0.38
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement(4), (5)                         0.15
Net Annual Operating Expenses(6)                                      0.23
--------------------------------------------------------------------------------

(1) The management fee is paid at the Portfolio level. Restated on an annualized basis to reflect fee changes that took place on August 1, 2007.

(2) "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% from the fund and 0.03% from the Portfolio.

(3) Information on the annual operating expenses reflects the expenses of both the fund and the Portfolio.

(4) The Portfolio's Advisor has contractually agreed through July 29, 2010 to waive all or a portion of its management fee and reimburse or pay certain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) to the extent necessary to maintain the total annual expenses of the Portfolio at 0.15% of the Portfolio's average daily net assets. (A further discussion of the relationship between the fund and the Portfolio appears in the "Who Manages and Oversees the Fund -- Organizational Structure" section of this prospectus.)

(5) Through May 13, 2010, the Advisor has contractually agreed to waive all or a portion of its administrative services fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.23%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses.

(6) From time to time, the Advisor may voluntarily waive or reimburse certain operating expenses of the Portfolio and/or the fund. These voluntary waivers or reimbursements may be terminated at any time at the option of the Advisor.


May 5, 2008
PS1679-3600

Based on the costs above (including one year of capped expenses in the "1 Year" amount and two years of capped expenses in the "3 Years," "5 Years" and "10 Years" amounts), this example helps you compare the expenses of the fund to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
       1 Year              3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
        $24                  $91                $182                $450
--------------------------------------------------------------------------------














               Please Retain This Supplement for Future Reference


May 5, 2008
PS1679-3600
                                       2

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS:

                                 -----------------

                        Cash Reserves Fund Institutional

The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's prospectus:

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold fund shares. This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                   None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(1)                                                    0.13%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                       None
--------------------------------------------------------------------------------
Other Expenses(2)                                                     0.14
--------------------------------------------------------------------------------
Total Annual Operating Expenses(3)                                    0.27
--------------------------------------------------------------------------------
Less Fee Waiver/Expense Reimbursement(4), (5)                         0.09
--------------------------------------------------------------------------------
Net Annual Operating Expenses(6)                                      0.18
--------------------------------------------------------------------------------

(1) The management fee is paid at the Portfolio level. Restated on an annualized basis to reflect fee changes that took place on August 1, 2007.

(2) "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10% from the fund and 0.03% from the Portfolio.

(3) Information on the annual operating expenses reflects the expenses of both the fund and the Portfolio.

(4) The Portfolio's Advisor has contractually agreed through July 29, 2010 to waive all or a portion of its management fee and reimburse or pay certain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) to the extent necessary to maintain the total annual expenses of the Portfolio at 0.15% of the Portfolio's average daily net assets. (A further discussion of the relationship between the fund and the Portfolio appears in the "Who Manages and Oversees the Fund -- Organizational Structure" section of this prospectus.)

(5) Through May 13, 2010, the Advisor has contractually agreed to waive all or a portion of its administrative services fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.18%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses.

(6) From time to time, the Advisor may voluntarily waive or reimburse certain operating expenses of the Portfolio and/or the fund. These voluntary waivers or reimbursements may be terminated at any time at the option of the Advisor.

May 5, 2008
PS1687-3600

Based on the costs above (including one year of capped expenses in the "1 Year" and two years of capped expenses in the "3 Years," "5 Years" and "10 Years"), this example helps you compare the expenses of the fund to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
       1 Year              3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
        $18                  $68                $133                $325
--------------------------------------------------------------------------------





               Please Retain This Supplement for Future Reference




May 5, 2008
PS1687-3600
                                       2